UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James S. O'Donnell
Title: President
Phone: 703-584-6027

September 30, 2007  James S. O'Donnell    McLean, Virginia
[Date]              [Signature]    	   [City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 21
Form 13F Information Table Value Total: $24,280,978.65





List of Other Included Managers:
None




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Security	        Type   Quantity 	Cusip	 	Value 		voting
3M CO COM		com	13756.59	88579Y101	$1,287,341.72	sole
PROCTER & GAMBLE CO	com	22993.9 	742718109	$1,617,391.21	sole
CATERPILLAR INC		com	19053.68	149123101	$1,494,379.73	sole
EXXON MOBIL CORP 	com	18003.61	30231G102	$1,666,414.42	sole
GENERAL ELECTRIC CO 	com	35835.36	369604103	$1,483,583.82	sole
IBM CORP COM		com	12599.24	459200101	$1,484,190.24	sole
DU PONT  & COMPANY	com	20091.97	263534109	$995,757.93	sole
AMERICAN EXPRESS COMPANYcom	22459.37	025816109	$1,333,412.50	sole
UPS CL B		com	12736.33	911312106	$956,498.16	sole
CITIGROUP INC COM	com	27286.62	172967101	$1,273,466.37	sole
AT&T			com	29360.75	00206R102	$1,242,253.33	sole
JOHNSON & JOHNSON COM	com	20488		478160104	$1,346,061.60	sole
HOME DEPOT INC COM	com	35300		437076102	$1,145,132.00	sole
JPMORGANCHASE & CO	com	24707.24	46625H100	$1,132,085.69	sole
BANK OF AMERICA COM	com	29980.99	060505104	$1,507,144.57	sole
ALTRIA GROUP INC COM	com	12263.62	02209S103	$852,689.16	sole
CARDINAL FINANCIAL	com	95300		14149F109	$952,047.00	sole
CHEVRON CORP COM	com	8043.03 	166764100	$752,666.84	sole
ADVANCIS PHARMACEUTIC 	com	50000		00764L109	$120,000.00	sole
AMERICAN INTERNATIONAL  com	15132		026874107	$1,023,679.80   sole
NOVARTIS AG ADR         com     11186		66987V109	$614,782.56     sole






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